Class 2, 3, 4, 5 Prospectus | Baillie Gifford Emerging Markets Fund
Baillie Gifford Emerging Markets Fund
Investment Objective
The Emerging Markets Fund seeks capital appreciation.
Fees and Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Class 2, 3, 4, 5 Prospectus - Baillie Gifford Emerging Markets Fund - USD ($)	Class 2	Class 3	Class 4	Class 5
Shareholder Fees (Fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class 2, 3, 4, 5 Prospectus - Baillie Gifford Emerging Markets Fund		Class 2	Class 3	Class 4		Class 5
Advisory Fees		0.55%	0.55%	0.55%		0.55%
Service Fees	[1]	0.17%	0.10%	0.07%		0.02%
Other Expenses	[2]	0.15%	0.15%	0.15%	[3]	0.14%
Total Annual Fund Operating Expenses		0.87%	0.80%	0.77%		0.71%
[1]	Service Fees differ between the Classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited (the "Manager" ), as described in detail under "Share Classes-Shareholder Service Fees" below.
[2]	Other Expenses may differ among Classes due to various factors that can have disproportionate effects on a particular Class, such as relatively significant inflows, outflows and Class conversions/exchanges when a Class of shares is held by a small number of investors.
[3]	Class 4 was unfunded as of December 31, 2016. Therefore Other Expenses have been estimated for Class 4 based on the Other Expenses of Class 2 shares.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example - Class 2, 3, 4, 5 Prospectus - Baillie Gifford Emerging Markets Fund - USD ($)	Class 2	Class 3	Class 4	Class 5
1 Year	$ 89	$ 82	$ 79	$ 73
3 Years	278	255	246	227
5 Years	482	444	428	395
10 Years	$ 1,073	$ 990	$ 954	$ 883

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Total Annual Fund Operating Expenses" or in the Example above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of common stocks and other equity securities of issuers located in countries of emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in countries contained in the MSCI Emerging Markets Index. The countries represented in the MSCI Emerging Markets Index include markets that may be less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. These countries may include frontier markets. The Fund may hold equity securities either directly or indirectly, such as through depositary receipts. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (" IPOs").

The portfolio managers select companies without regard to the MSCI Emerging Markets benchmark. The intended outcome is a diversified portfolio of between 60-100 quality growth companies with the potential to outperform the benchmark over the long-term. The Fund tends to hold securities for long periods (typically 3 - 5 years), and the resulting lower portfolio turnover rate may result in extended periods of underperformance under unfavorable market conditions.

The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. You could lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order) are:

  Currency and Currency Hedging Risk – The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value.

  Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Should the Fund focus its investments in countries, regions, sectors, or companies that are closely correlated with one another, this could create more risk than if the Fund's investments were less correlated.

  Frontier Markets Risk – Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Emerging markets risk may be especially heightened in frontier markets.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, hinder the ability of the Fund to lend its portfolio securities, or prevent the Fund from selling securities at times and prices it considers desirable.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

  Unconstrained Sector Risk – The Fund is not limited in its ability to invest in issuers in a variety of industries or sectors and may establish or terminate a focus in a particular sector or group of sectors. If the Fund focuses investments in one or more economic sectors, the Fund's returns will be more sensitive to market events within such sectors, and the Fund may be subject to greater liquidity risk and enhanced potential for extreme cash flows.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 5 Shares

Highest Quarterly Return: 45.28% (Q2 , 2009) Lowest Quarterly Return: -30.03% (Q4 , 2008)
Average Annual Total Returns for Periods Ended December 31, 2016

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Class 5 shares, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information".

Average Annual Returns - Class 2, 3, 4, 5 Prospectus - Baillie Gifford Emerging Markets Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 5		3.24%	2.39%	3.13%
Class 2	[1]	3.10%	2.30%	3.05%	Mar. 02, 2015
Class 3	[2]	3.12%	2.35%	3.11%	Mar. 31, 2016
Class 4	[3]	3.19%	2.34%	3.08%	Oct. 30, 2015
After Taxes on Distributions | Class 5		3.12%	2.03%	1.02%
After Taxes on Distributions and Sale of Fund Shares | Class 5		2.13%	1.74%	1.77%
MSCI Emerging Markets Index		11.60%	1.64%	2.17%
[1]	Performance for Class 2 shares prior to their date of inception (March 2, 2015) is derived from the historical performance of Class 5 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 2 shares.
[2]	Performance for Class 3 shares prior to their date of inception (March 31, 2016) is derived from the historical performance of Class 5 shares, and has been adjusted for the higher shareholder servicing fees applied to Class 3 shares.
[3]	Performance for Class 4 shares prior to their date of inception (October 30, 2015) is derived from the historical performance of Class 5 shares and has been adjusted for the period during which higher shareholder servicing fees applied to Class 4 shares.

Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.